Schedule of Investments
March 31, 2022
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–101.08%
Collateralized Mortgage Obligations–5.65%
Fannie Mae ACES, IO, 0.19%, 12/25/2022(a)	$54,085,523	$20,920
Fannie Mae Grantor Trust, 7.50%, 01/19/2039(b)	135,098	141,545
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 to 01/25/2032(c)	205,485	15,140
6.50%, 10/25/2024 to 02/25/2033(c)	1,410,913	216,720
7.00%, 02/25/2028(c)	268,914	28,828
8.00%, 05/25/2030(c)	303,893	59,861
6.00%, 02/25/2033 to 09/25/2035(a)(c)	1,740,765	275,014
5.50%, 11/25/2033 to 06/25/2035(c)	795,099	129,153
PO, 0.00%, 09/25/2032(d)	47,881	43,515
Fannie Mae REMICs,
3.50%, 09/25/2023 to 08/25/2042(c)	1,800,182	229,167
4.00%, 07/25/2024 to 08/25/2047(c)	1,310,326	936,024
2.50%, 12/25/2025 to 10/25/2026	804,094	805,325
5.50%, 12/25/2025 to 07/25/2046(c)	751,338	439,122
7.00%, 03/18/2027 to 05/25/2033(c)	562,088	349,810
6.50%, 10/25/2028 to 05/25/2033(c)	156,094	148,934
1.46% (1 mo. USD LIBOR + 1.00%), 12/25/2031 to 12/25/2032(e)	422,707	431,000
1.47% (1 mo. USD LIBOR + 1.00%), 03/18/2032 to 12/18/2032(e)	367,210	374,234
0.96% (1 mo. USD LIBOR + 0.50%), 08/25/2032 to 06/25/2046(e)	1,314,802	1,322,327
0.97% (1 mo. USD LIBOR + 0.50%), 10/18/2032(e)	39,443	39,618
0.86% (1 mo. USD LIBOR + 0.40%), 03/25/2033 to 03/25/2042(e)	219,982	220,511
0.80% (1 mo. USD LIBOR + 0.34%), 06/25/2035(e)	939,767	940,073
0.81% (1 mo. USD LIBOR + 0.35%), 08/25/2035 to 10/25/2035(e)	839,028	839,405
22.89% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	144,928	211,133
22.53% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	104,224	147,055
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
22.53% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	$104,079	$143,122
1.40% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	798,008	810,886
0.91% (1 mo. USD LIBOR + 0.45%), 08/25/2037(e)	362,743	364,810
2.75%, 01/25/2039	447,369	448,105
6.60%, 06/25/2039(b)	401,664	444,675
5.00%, 04/25/2040 to 09/25/2047(c)(e)	2,339,031	672,806
2.00%, 05/25/2044 to 03/25/2051(c)	7,194,309	1,364,201
IO, 6.24% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(c)(e)	752,619	96,061
3.00%, 10/25/2026 to 07/25/2045(c)	11,378,999	6,467,329
8.00%, 08/18/2027 to 09/18/2027(c)	227,748	27,526
0.75%, 10/25/2031(c)	4,040	73
7.44% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(c)(e)	90,248	14,367
7.43% (7.90% - (1.00 x 1 mo. USD LIBOR)), 12/18/2031(c)(e)	79,594	10,776
7.49% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(c)(e)	59,849	9,042
7.53% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032(c)(e)	139,979	23,775
7.64% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(c)(e)	189,531	32,593
6.54% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 08/25/2032(c)(e)	300,157	39,493
7.34% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(c)(e)	66,430	11,007
7.54% (8.00% - (1.00 x 1 mo. USD LIBOR)), 07/25/2032 to 09/25/2032(c)(e)	435,815	76,494
7.63% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(c)(e)	265,031	39,576
7.79% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(c)(e)	350,222	68,580
6.00%, 05/25/2033(c)	17,488	3,222
5.59% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(c)(e)	1,023,015	120,074
6.29% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(c)(e)	60,609	7,405
6.14% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(c)(e)	215,694	24,033
6.19% (6.65% - (1.00 x 1 mo. USD LIBOR)), 03/25/2039(c)(e)	1,212,528	35,362
6.09% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(c)(e)	178,091	22,606

See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
5.69% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(c)(e)	$463,787	$86,714
4.50%, 02/25/2043(c)	419,128	64,587
1.50%, 02/25/2056(a)	6,281,700	330,426
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(a)	229,218,436	1,381,431
Series KC03, Class X1, IO, 0.63%, 11/25/2024(a)	22,084,463	255,526
0.52%, 09/25/2025(b)	57,851,463	879,932
Series K734, Class X1, IO, 0.65%, 02/25/2026(a)	16,831,701	352,804
Series K735, Class X1, IO, 1.10%, 05/25/2026(a)	15,797,479	530,615
Series K093, Class X1, IO, 0.95%, 05/25/2029(a)	13,237,550	757,074
Series Q004, Class AFL, 0.88%(12 mo. MTA Rate + 0.74%), 05/25/2044(e)	446,078	446,078
Freddie Mac REMICs,
5.00%, 09/15/2023	58,647	59,502
2.00%, 12/15/2023	308,562	308,462
1.59% (COFI 11 + 1.37%), 03/15/2024(e)	74,549	75,323
4.00%, 10/15/2024 to 03/15/2045(c)	617,031	362,530
3.50%, 11/15/2025 to 05/15/2032	939,436	948,525
3.00%, 04/15/2026 to 05/15/2040(c)	5,753,095	799,960
1.50%, 08/15/2027	5,999,340	5,700,016
6.95%, 03/15/2028	150,885	161,754
6.50%, 08/15/2028 to 03/15/2032	1,452,315	1,553,125
1.00% (1 mo. USD LIBOR + 0.60%), 01/15/2029 to 12/15/2032(e)	101,770	102,606
6.00%, 01/15/2029 to 04/15/2029	231,742	247,489
0.75% (1 mo. USD LIBOR + 0.35%), 02/15/2029(e)	127,519	127,580
1.13% (1 mo. USD LIBOR + 0.90%), 03/15/2029(e)	144,040	145,942
0.80% (1 mo. USD LIBOR + 0.40%), 06/15/2029 to 01/15/2033(e)	178,328	178,630
1.05% (1 mo. USD LIBOR + 0.65%), 07/15/2029(e)	32,772	33,006
8.00%, 03/15/2030	68,590	77,017
1.35% (1 mo. USD LIBOR + 0.95%), 08/15/2031(e)	101,141	103,174
0.90% (1 mo. USD LIBOR + 0.50%), 02/15/2032 to 03/15/2032(e)	298,461	299,864
1.40% (1 mo. USD LIBOR + 1.00%), 02/15/2032 to 03/15/2032(e)	200,723	204,909
0.95% (1 mo. USD LIBOR + 0.55%), 03/15/2032 to 10/15/2036(e)	547,159	552,371
23.30% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	26,894	39,713
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
0.70% (1 mo. USD LIBOR + 0.30%), 03/15/2036(e)	$1,487,895	$1,485,907
0.85% (1 mo. USD LIBOR + 0.45%), 07/15/2037(e)	82,567	83,036
0.61% (1 mo. USD LIBOR + 0.50%), 03/15/2042(e)	136,015	137,573
IO, 5.60% (6.00% - (1.00 x 1 mo. USD LIBOR)), 03/15/2024 to 04/15/2038(c)(e)	347,193	15,683
7.25% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026(c)(e)	25,910	1,579
2.50%, 09/15/2027 to 07/15/2038(c)	2,132,405	1,175,619
8.26% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(c)(e)	58,677	2,618
7.70% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029 to 09/15/2029(c)(e)	191,954	22,018
6.30% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(c)(e)	829,968	86,080
6.35% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(c)(e)	137,091	14,171
6.32% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(c)(e)	222,091	23,716
6.60% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(c)(e)	18,605	3,011
5.67% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(c)(e)	1,066,363	143,049
1.72%, 02/15/2039(a)	2,463,139	128,872
5.85% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(c)(e)	260,982	33,045
5.70% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(c)(e)	319,779	42,028
Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	2,022,180
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(c)	527,806	30,355
3.27%, 12/15/2027(a)	129,782	6,584
6.50%, 02/01/2028(c)	31,216	3,755
7.00%, 09/01/2029(c)	268,923	41,510
7.50%, 12/15/2029(c)	19,111	3,182
8.00%, 06/15/2031(c)	483,039	100,706
6.00%, 12/15/2032(c)	98,441	13,860
0.00%, 12/01/2031 to 03/01/2032(d)	255,109	231,427
0.90% (1 mo. USD LIBOR + 0.50%), 05/15/2036(e)	657,153	665,909
Freddie Mac Structured Pass-Through Ctfs., 6.50%, 02/25/2043	1,331,901	1,513,321
Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	286,947	279,110
		45,219,022
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–17.49%
6.50%, 04/01/2022 to 04/01/2034	$648,067	$693,982
9.00%, 08/01/2022 to 05/01/2025	4,454	4,672
6.00%, 10/01/2022 to 10/01/2029	260,530	280,939
5.50%, 01/01/2024 to 12/01/2036	120,950	130,095
2.50%, 02/01/2031 to 10/01/2051	21,232,494	20,368,932
8.50%, 03/01/2031 to 08/01/2031	131,186	145,102
7.00%, 10/01/2031 to 10/01/2037	215,615	234,911
7.50%, 01/01/2032 to 08/01/2037	5,712,930	6,303,859
3.00%, 02/01/2032 to 05/01/2050	38,490,440	38,249,829
8.00%, 08/01/2032	84,297	92,720
5.00%, 01/01/2037 to 06/01/2040	1,954,860	2,118,457
4.50%, 05/01/2038 to 11/01/2049	6,770,827	7,222,480
5.35%, 07/01/2038 to 10/17/2038	1,134,727	1,205,715
5.80%, 10/01/2038 to 01/20/2039	536,079	562,518
5.45%, 11/25/2038	1,125,060	1,204,827
4.00%, 06/01/2042 to 07/01/2049	20,915,023	21,763,957
3.50%, 09/01/2045 to 05/01/2050	21,719,114	22,058,290
2.00%, 12/01/2051 to 01/01/2052	18,768,434	17,475,770
		140,117,055
Federal National Mortgage Association (FNMA)–65.52%
5.50%, 05/01/2022 to 04/01/2038	3,679,339	3,987,344
5.00%, 06/01/2022 to 01/01/2041	2,467,702	2,653,497
6.00%, 06/01/2022 to 05/01/2040	1,957,671	2,126,051
2.00%, 03/01/2023 to 01/01/2052	66,305,933	62,731,002
4.50%, 04/01/2023 to 07/01/2044	4,510,486	4,773,184
7.00%, 07/01/2023 to 01/01/2036	1,609,393	1,735,544
6.50%, 08/01/2023 to 11/01/2038	2,813,254	3,037,287
0.38%, 08/25/2025	4,000,000	3,723,754
1.88%, 09/24/2026	4,000,000	3,895,528
7.50%, 02/01/2027 to 08/01/2037	2,292,295	2,506,757
3.59%, 10/01/2028	9,586,000	9,995,572
3.00%, 02/01/2029 to 06/01/2051	65,533,152	65,116,105
9.50%, 04/01/2030	8,731	9,296
8.50%, 07/01/2032 to 10/01/2032	186,741	212,764
5.63%, 08/01/2032	73,240	75,082
8.00%, 04/01/2033	194,105	220,145
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
3.50%, 11/01/2034 to 05/01/2050	$50,744,841	$51,892,773
2.50%, 03/01/2035 to 12/01/2051	52,889,994	50,786,731
5.45%, 01/01/2038	251,227	256,650
4.00%, 02/01/2042 to 03/01/2050	42,714,855	44,336,841
TBA, 2.50%, 04/01/2037 to 04/01/2052(f)	86,825,000	83,845,301
2.00%, 04/01/2052(f)	23,919,000	22,206,362
3.00%, 04/01/2052(f)	47,650,000	46,615,102
3.50%, 04/01/2052(f)	42,100,000	42,185,516
4.00%, 04/01/2052(f)	15,700,000	16,028,727
		524,952,915
Government National Mortgage Association (GNMA)–12.42%
7.00%, 11/15/2022 to 01/20/2030	199,234	207,790
6.50%, 01/15/2024 to 10/15/2028	30,485	32,815
3.00%, 12/16/2025 to 02/20/2050	2,873,873	2,860,938
6.00%, 06/15/2028 to 04/20/2029	102,122	109,861
7.50%, 06/15/2028 to 08/15/2028	119,657	122,010
8.00%, 09/15/2028	3,934	3,949
5.50%, 05/15/2033 to 10/15/2034	327,887	359,516
4.77%, 07/17/2033	52,579	53,077
7.14%, 11/20/2033(b)	1,216,880	1,326,765
5.00%, 11/20/2037	357,715	369,467
5.89%, 01/20/2039(b)	893,186	965,939
4.51%, 07/20/2041(b)	943,295	984,424
1.81%, 09/20/2041	729,077	746,329
0.68% (1 mo. USD LIBOR + 0.45%), 07/20/2044(e)	559,497	558,861
3.50%, 05/20/2046 to 06/20/2050	14,756,911	15,042,604
4.00%, 02/20/2048 to 03/20/2050	4,958,816	5,097,555
IO, 6.22% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(c)(e)	1,461,183	165,692
4.50%, 09/16/2047(c)	838,445	133,206
5.77% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(c)(e)	740,358	112,799
TBA, 2.00%, 04/01/2052(f)	4,984,000	4,741,809
2.50%, 04/01/2052(f)	23,848,000	23,131,628
3.00%, 04/01/2052(f)	25,450,000	25,154,740
3.50%, 04/01/2052(f)	9,700,000	9,756,078
Series 2020-137, Class A, 1.50%, 04/16/2062	8,081,507	7,475,639
		99,513,491
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $858,581,693)		809,802,483
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

Asset-Backed Securities–9.99%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 0.77%, 10/25/2035(b)	$191,751	$174,632
Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.64%, 03/25/2045(b)(g)	1,756,745	1,750,782
Banc of America Funding Trust,
Series 2006-3, Class 5A5, 5.50%, 03/25/2036	32,232	30,757
Series 2006-A, Class 1A1, 2.61%, 02/20/2036(b)	249,141	248,351
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.92%, 03/25/2035(b)	877,805	866,568
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.49%, 01/15/2051(a)	17,168,448	390,079
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056(b)(g)	3,773,028	3,610,129
BX Commercial Mortgage Trust, Series 2018-BIOA, Class C, 1.52% (1 mo. USD LIBOR + 1.12%), 03/15/2037(e)(g)	5,907,190	5,841,675
CCG Receivables Trust,
Series 2019-1, Class B, 3.22%, 09/14/2026(g)	1,400,000	1,409,747
Series 2019-1, Class C, 3.57%, 09/14/2026(g)	340,000	342,976
Series 2019-2, Class C, 2.89%, 03/15/2027(g)	405,000	404,066
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.92%, 11/13/2050(a)	7,269,041	233,368
Chase Mortgage Finance Corp.,
Series 2016-2, Class M4, 3.75%, 12/25/2045(b)(g)	1,731,540	1,657,142
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(g)	1,467,878	1,436,593
Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, 2.88%, 12/25/2035(b)	15,502	14,725
Series 2007-A2, Class 2A1, 2.38%, 06/25/2035(b)	251,936	253,894
Series 2007-A2, Class 2A4, 2.38%, 06/25/2035(b)	232,735	233,004
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.00%, 11/10/2046(a)	4,982,043	61,609
Series 2017-C4, Class XA, IO, 1.08%, 10/12/2050(a)	19,390,283	770,198
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 1.89%, 08/25/2034(b)	63,816	62,054
Series 2005-11, Class A2A, 2.47% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	581,527	581,571
Series 2006-AR2, Class 1A2, 2.56%, 03/25/2036(b)	17,150	16,530
Principal Amount		Value

COMM Mortgage Trust,
Series 2013-LC13, Class XA, IO, 0.99%, 08/10/2046(a)	$19,274,665	$210,156
Series 2015-CR24, Class XA, IO, 0.75%, 08/10/2048(a)	38,784,910	812,777
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(g)	1,068,600	1,075,186
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 1.00% (1 mo. USD LIBOR + 0.54%), 02/25/2035(e)	186,807	181,107
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, 3.54%, 08/25/2043(b)(g)	1,628,653	1,625,232
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(b)(g)	355,311	347,301
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 5A1, 2.77%, 06/25/2034(b)	431,356	444,379
Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 04/22/2025(g)	875,000	875,757
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.08%, 06/27/2037(b)(g)	1,607,255	1,607,575
Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(b)(g)	463,714	462,464
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, 2.96%, 06/19/2035(b)	680,169	685,130
GSAA Home Equity Trust, Series 2007-7, Class A4, 1.00% (1 mo. USD LIBOR + 0.54%), 07/25/2037(e)	30,906	30,667
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6, 1.46%, 12/25/2034(b)	257,471	251,216
Series 2005-AR, Class 6A1, 3.02%, 07/25/2035(b)	111,198	113,521
Invitation Homes Trust,
Series 2018-SFR3, Class B, 1.59% (1 mo. USD LIBOR + 1.15%), 07/17/2037(e)(g)	1,250,941	1,241,380
Series 2018-SFR4, Class C, 1.84% (1 mo. USD LIBOR + 1.40%), 01/17/2038(e)(g)	4,228,805	4,226,836
JP Morgan Mortgage Trust,
Series 2005-A1, Class 3A1, 2.60%, 02/25/2035(b)	469,551	461,117
Series 2005-A3, Class 6A5, 2.80%, 06/25/2035(b)	282,249	287,332
Series 2014-1, Class 1A17, 0.79%, 01/25/2044(b)(g)	719,408	707,392
Series 2015-3, Class A3, 3.50%, 05/25/2045(b)(g)	712,588	700,639
Series 2017-5, Class A1, 3.05%, 10/26/2048(b)(g)	874,931	874,825
Series 2019-INV2, Class A15, 3.50%, 02/25/2050(b)(g)	191,107	190,818
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

Luminent Mortgage Trust, Series 2006-1, Class A1, 1.18% (1 mo. USD LIBOR + 0.72%), 04/25/2036(e)	$32,780	$29,485
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 2.62%, 04/21/2034(b)	132,693	133,817
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.06%, 11/25/2035(b)	259,630	259,543
Series 2005-A, Class A1, 0.92% (1 mo. USD LIBOR + 0.46%), 03/25/2030(e)	336,757	324,410
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.78%, 12/15/2050(a)	6,675,843	231,724
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(g)	7,296,628	6,892,120
PRKCM Trust, Series 2021-AFC2, Class A1, 2.07%, 11/25/2056(b)(g)	8,703,355	8,258,455
Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 04/17/2037(g)	2,500,000	2,350,857
Residential Accredit Loans, Inc. Trust,
Series 2006-QO2, Class A2, 1.00% (1 mo. USD LIBOR + 0.54%), 02/25/2046(e)	41,533	10,859
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	34,384	31,195
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(g)	5,610,803	4,525,129
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061(b)(g)	8,178,786	7,807,053
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(g)	434,458	423,810
Starwood Mortgage Residential Trust, Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(g)	4,853,365	4,594,879
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 0.76% (1 mo. USD LIBOR + 0.30%), 09/25/2034(e)	272,579	257,859
Series 2004-20, Class 3A1, 2.94%, 01/25/2035(b)	60,709	61,348
Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A1, 0.92% (1 mo. USD LIBOR + 0.46%), 05/25/2045(e)	584,488	556,795
Structured Asset Sec Mortgage Pass-Through Ctfs., Series 2002-21A, Class B1II, 2.19%, 11/25/2032(b)	65,610	65,223
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 0.98%, 11/15/2050(a)	12,706,639	464,097
Principal Amount		Value

Vendee Mortgage Trust,
Series 1999-3, Class IO, 0.00%, 10/15/2029(b)	$4,964,456	$5
Series 2001-3, Class IO, 0.00%, 10/15/2031(b)	2,383,650	2
Series 2002-2, Class IO, 0.01%, 01/15/2032(b)	6,656,019	630
Series 2002-3, Class IO, 0.30%, 08/15/2032(b)	7,994,174	56,505
Series 2003-1, Class IO, 0.09%, 11/15/2032(b)	12,246,304	30,327
Verus Securitization Trust, Series 2019-INV3, Class A2, 2.95%, 11/25/2059(b)(g)	1,639,234	1,639,686
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 2.49%, 10/25/2033(b)	156,591	156,548
Series 2007-HY2, Class 2A1, 2.82%, 11/25/2036(b)	45,235	42,375
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.87%, 12/15/2050(a)	9,245,762	385,943
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(g)	2,885,500	2,674,762
Total Asset-Backed Securities (Cost $84,755,747)		80,068,698
Certificates of Deposit–9.35%
Diversified Banks–6.24%
Norinchukin Bank (Japan), 0.49% (SOFR + 0.22%), 06/16/2022(e)	25,000,000	24,995,401
Royal Bank of Canada (Canada), 0.33% (SOFR + 0.20%), 11/10/2022(e)	25,000,000	24,970,674
		49,966,075
Regional Banks–3.11%
Svenska Handelsbanken AB (Sweden), 0.51% (SOFR + 0.23%), 11/30/2022(e)	25,000,000	24,967,971
Total Certificates of Deposit (Cost $75,000,000)		74,934,046
Commercial Paper–9.33%
Diversified Banks–3.12%
Toronto-Dominion Bank (The) (Canada), 0.24% (SOFR + 0.19%), 11/15/2022(e)	25,000,000	25,002,352
Diversified Capital Markets–3.12%
UBS AG (Switzerland), 0.36% (SOFR + 0.23%), 11/16/2022(e)(g)	25,000,000	24,957,123
Investment Banking & Brokerage–3.09%
Goldman Sachs International, 0.46%, 11/10/2022(g)	25,000,000	24,749,400
Total Commercial Paper (Cost $74,930,312)		74,708,875
U.S. Treasury Securities–3.13%
U.S. Treasury Bills–0.13%
0.11% - 0.28%, 05/26/2022(h)(i)	1,011,000	1,010,371
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
U.S. Treasury Floating Rate Notes–3.00%
0.71%, (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%), 04/30/2023(e)	$13,000,000	$13,017,742
0.70%, (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%), 07/31/2023(e)	11,000,000	11,016,622
		24,034,364
Total U.S. Treasury Securities (Cost $25,011,799)		25,044,735

Agency Credit Risk Transfer Notes–0.75%
Fannie Mae Connecticut Avenue Securities,
Series 2015-C03, Class 2M2, 5.46% (1 mo. USD LIBOR + 5.00%), 07/25/2025(e)	23,720	23,722
Series 2022-R03, Class 1M1, 2.20% (30 Day Average SOFR + 2.10%), 03/25/2042(e)(g)	6,000,000	6,020,549
Total Agency Credit Risk Transfer Notes (Cost $6,022,970)		6,044,271
Shares		Value
Money Market Funds–1.47%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(j)(k) (Cost $11,779,854)	11,779,854	$11,779,854
TOTAL INVESTMENTS IN SECURITIES–135.10% (Cost $1,136,082,375)		1,082,382,962
OTHER ASSETS LESS LIABILITIES—(35.10)%		(281,221,555)
NET ASSETS–100.00%		$801,161,407
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
COFI	– Cost of Funds Index
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MTA	– Moving Treasury Average
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2022.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2022.
(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Zero coupon bond issued at a discount.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2022.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2022 was $125,282,338, which represented 15.64% of the Fund’s Net Assets.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,273,851	$52,239,418	$(49,733,415)	$-	$-	$11,779,854	$188
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$8,034,462	$(8,034,462)	$-	$-	$-	$17*
Invesco Private Prime Fund	-	4,949,984	(4,949,984)	-	-	-	37*
Total	$9,273,851	$65,223,864	$(62,717,861)	$-	$-	$11,779,854	$242

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	67	June-2022	$9,076,406	$32,234	$32,234
U.S. Treasury Long Bonds	152	June-2022	22,809,500	(145,320)	(145,320)
U.S. Treasury Ultra Bonds	25	June-2022	4,428,125	(35,625)	(35,625)
Subtotal—Long Futures Contracts				(148,711)	(148,711)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	127	June-2022	(26,914,078)	333,375	333,375
U.S. Treasury 5 Year Notes	546	June-2022	(62,619,375)	315,000	315,000
U.S. Treasury 10 Year Notes	112	June-2022	(13,762,000)	447,125	447,125
Subtotal—Short Futures Contracts				1,095,500	1,095,500
Total Futures Contracts				$946,789	$946,789
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$809,802,483	$0	$809,802,483
Asset-Backed Securities	—	80,068,698	—	80,068,698
Certificates of Deposit	—	74,934,046	—	74,934,046
Commercial Paper	—	74,708,875	—	74,708,875
U.S. Treasury Securities	—	25,044,735	—	25,044,735
Agency Credit Risk Transfer Notes	—	6,044,271	—	6,044,271
Money Market Funds	11,779,854	—	—	11,779,854
Total Investments in Securities	11,779,854	1,070,603,108	0	1,082,382,962
Other Investments - Assets
Futures Contracts*	1,127,734	—	—	1,127,734
Other Investments - Liabilities
Futures Contracts*	(180,945)	—	—	(180,945)
Total Other Investments	946,789	—	—	946,789
Total Investments	$12,726,643	$1,070,603,108	$0	$1,083,329,751

*	Unrealized appreciation (depreciation).
Invesco Quality Income Fund